Note 3 - Advances for Vessels Under Construction and Vessel Acquisition Deposits	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Advances for Vessels under Construction [Text Block]
3.
Advances for Vessels under Construction and Vessel Acquisition Deposits

As of
June 30, 2017
the amount of the advances for vessels under construction amounts to
$2.32
million and mainly comprises a
$2.25
million instalment paid to the shipyard and other costs related to the construction of Hull number YZJ
1153.
Within the
first
half of
2017,
the Company took delivery of M/V Alexandros P., M/V Tasos and M/V EM Astoria (see Note
4
).

Costs
Balance, January 1, 2017	17,753,737
Advances for vessels under construction	3,016,069
Advances for vessel acquisitions	3,810,765
New building vessel delivered during the period	(17,788,540)
Vessels delivered during the period	(4,473,448)
Balance, June 30, 2017	2,318,583